Vessels - Vessel costs, depreciation, impairment and amortization, and carrying amount (Details) $ in Thousands	9 Months Ended
	Sep. 30, 2019 USD ($)
Property, Plant and Equipment
As of beginning of period	$ 1,665,810
As of end of period	1,611,115
Total Cost [Member]
Property, Plant and Equipment
As of January 1	2,071,456
Additions	(1,157)	[1]
Transferred from vessels upgrades	30,991
Retirement	(3,116)
As of September 30	2,098,174
Total Accumulated Depreciation and Impairment [Member]
Property, Plant and Equipment
As of beginning of period	405,646	[2]
Depreciation and amortization	84,529	[2]
Impairment charges	0	[2]
Retirement	(3,116)	[2]
As of end of period	$ 487,060	[2]

[1]	Adjustments to capitalized expenses in 2018
[2]	Accumulated numbers